Commitments, Contingencies and Uncertainties - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
San Diego Farmers Outlet, Inc [Member]
2020	$ 72,000	$ 72,000
2021	72,000	72,000
2022	$ 24,000	72,000
2023		24,000
Seaport Meat Company's [Member]
2020		177,000
2021		177,000
2022		177,000
2023		177,000
2024		$ 162,250